Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Segmental analysis
Revenue	£ 9,153	£ 8,271
Personal & Ulster
Segmental analysis
Revenue	3,461	3,465
UK Personal Banking
Segmental analysis
Revenue	3,150	3,126
Ulster Bank RoI
Segmental analysis
Revenue	311	339
Commercial and Private Banking (CPB)
Segmental analysis
Revenue	2,699	2,817
Commercial Banking
Segmental analysis
Revenue	2,236	2,396
Private Banking
Segmental analysis
Revenue	463	421
RBS International
Segmental analysis
Revenue	334	314
NatWest Markets
Segmental analysis
Revenue	2,004	1,212
Central Items & other
Segmental analysis
Revenue	655	463
Operating segment
Segmental analysis
Revenue	9,153	8,271
Operating segment | Personal & Ulster
Segmental analysis
Revenue	3,427	3,435
Operating segment | UK Personal Banking
Segmental analysis
Revenue	3,118	3,096
Operating segment | Ulster Bank RoI
Segmental analysis
Revenue	309	339
Operating segment | Commercial and Private Banking (CPB)
Segmental analysis
Revenue	2,516	2,687
Operating segment | Commercial Banking
Segmental analysis
Revenue	2,173	2,354
Operating segment | Private Banking
Segmental analysis
Revenue	343	333
Operating segment | RBS International
Segmental analysis
Revenue	319	235
Operating segment | NatWest Markets
Segmental analysis
Revenue	1,494	953
Operating segment | Central Items & other
Segmental analysis
Revenue	1,397	961
Inter segment/consolidation adjustments | Personal & Ulster
Segmental analysis
Revenue	34	30
Inter segment/consolidation adjustments | UK Personal Banking
Segmental analysis
Revenue	32	30
Inter segment/consolidation adjustments | Ulster Bank RoI
Segmental analysis
Revenue	2
Inter segment/consolidation adjustments | Commercial and Private Banking (CPB)
Segmental analysis
Revenue	183	130
Inter segment/consolidation adjustments | Commercial Banking
Segmental analysis
Revenue	63	42
Inter segment/consolidation adjustments | Private Banking
Segmental analysis
Revenue	120	88
Inter segment/consolidation adjustments | RBS International
Segmental analysis
Revenue	15	79
Inter segment/consolidation adjustments | NatWest Markets
Segmental analysis
Revenue	510	259
Inter segment/consolidation adjustments | Central Items & other
Segmental analysis
Revenue	£ (742)	£ (498)